UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Vice Fund
Portfolio of Investments
December 31, 2013 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 101.3%
Aerospace & Defense - 24.1%
The Boeing Co. (c)	80,300	$10,960,147
CACI International Inc. - Class A (a)	10,000	732,200
General Dynamics Corp. (c)	40,000	3,822,000
Honeywell International Inc. (c)	80,100	7,318,737
Lockheed Martin Corp. (c)	60,000	8,919,600
Northrop Grumman Corp. (c)	40,000	4,584,400
Raytheon Co. (c)	88,000	7,981,600
Rolls-Royce Holdings PLC (b)	92,000	1,942,439
Smith & Wesson Holding Corp. (a)(c)	240,000	3,237,600
Sturm Ruger & Co, Inc.	39,800	2,908,982
United Technologies Corp. (c)	60,000	6,828,000
		59,235,705
Alcoholic Beverages - 23.2%
AMBEV S.A. - ADR (b)	625,000	4,593,750
Anheuser-Busch InBev SA/NV (b)	35,000	3,720,044
Anheuser-Busch InBev SA/NV - ADR (b)	35,000	3,726,100
Beam, Inc.	36,000	2,450,160
The Boston Beer Co., Inc. (a)	10,000	2,417,900
Brown Forman Corp. - Class B	47,000	3,551,790
Carlsberg A/S (b)	33,000	3,651,284
Constellation Brands, Inc. - Class A (a)(c)	110,000	7,741,800
Diageo PLC - ADR (b)	70,000	9,269,400
Heineken NV (b)	50,000	3,375,980
Molson Coors Brewing Co. - Class B (c)	90,000	5,053,500
Pernod Ricard SA (b)	15,000	1,708,832
SABMiller PLC (b)	115,000	5,905,395
		57,165,935
Casinos, Gambling & Lotteries - 29.1%
Boyd Gaming Corp. (a)(c)	180,000	2,026,800
Caesars Acquisition Co. (a)	78,200	943,092
Caesars Entertainment Corp. (a)(c)	198,000	4,264,920
Churchill Downs, Inc.	23,000	2,061,950
Galaxy Entertainment Group Ltd. (a)(b)	1,300,000	11,659,982
Gaming and Leisure Properties, Inc. (a)	58,000	2,946,980
International Game Technology (c)	181,700	3,299,672
Ladbrokes PLC (b)	598,500	1,773,062
Las Vegas Sands Corp. (c)	133,700	10,544,919
MGM Resorts International (a)(c)	579,800	13,636,896
Penn National Gaming, Inc. (a)	58,000	831,140
Sands China Ltd. (b)	500,000	4,084,830
SJM Holdings Ltd. (b)	300,000	1,005,893
William Hill PLC (b)	302,877	2,015,736
Wynn Macau, Ltd. (b)	874,600	3,964,535
Wynn Resorts, Ltd. (c)	33,000	6,408,930
		71,469,337
Tobacco Manufacturing - 24.9%
Altria Group, Inc. (c)	328,000	12,591,920
British American Tobacco PLC - ADR (b)	35,000	3,759,700
Imperial Tobacco Group PLC (b)	120,000	4,645,956
Lorillard, Inc. (c)	299,500	15,178,660
Philip Morris International Inc. (c)	140,000	12,198,200
Reynolds American Inc. (c)	260,000	12,997,400
		61,371,836

Total Common Stocks (Cost $176,752,355)		249,242,813

PREFERRED STOCK - 0.0%
Rolls-Royce Holdings PLC (a)(b)	7,805,188	12,925
Total Preferred Stock (Cost $12,470)		12,925
SHORT-TERM INVESTMENT - 0.5%
Investment Company - 0.5%
Fidelity Institutional Money Market Portfolio. 0.034% (1)	1,170,003	1,170,003
Total Short-Term Investment (Cost $1,170,003)		1,170,003
Total Investments (Cost $177,934,828) - 101.8%		250,425,741
Liabilities in Excess of Other Assets - (1.8)%		(4,375,846)
TOTAL NET ASSETS - 100.0%		$246,049,895

(1)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2013.
ADR	American Depositary Receipt.
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2013, the fair value of collateral is $115,717,231.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$177,934,828
Premiums on options written	3,519,756
Gross unrealized appreciation	72,963,804
Gross unrealized depreciation	(2,166,032)
Net unrealized appreciation	$70,797,772

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Vice Fund
Schedule of Options Written
December 31, 2013 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 2.1%
Altria Group, Inc.:
Expiration: March, 2014, Exercise Price: $39.00	500	$31,500
Expiration: June, 2014, Exercise Price: $38.00	1,350	198,450
The Boeing Co.:
Expiration: February, 2014, Exercise Price: $140.00	450	126,450
Expiration: May, 2014, Exercise Price: $140.00	350	192,500
Boyd Gaming Corp.:
Expiration: January, 2014, Exercise Price: $11.00	1,000	63,000
Expiration: March, 2014, Exercise Price: $12.00	800	68,000
Caesars Entertainment Corp.:
Expiration: January, 2014, Exercise Price: $22.00	400	38,800
Expiration: March, 2014, Exercise Price: $20.00	1,430	457,600
Constellation Brands, Inc. - Class A:
Expiration: January, 2014, Exercise Price: $65.00	500	285,000
Expiration: April, 2014, Exercise Price: $72.50	200	54,000
General Dynamics Corp.:
Expiration: January, 2014, Exercise Price: $90.00	100	57,500
Expiration: January, 2014, Exercise Price: $92.50	100	32,000
Honeywell International Inc.:
Expiration: January, 2014, Exercise Price: $87.50	200	84,200
Expiration: January, 2014, Exercise Price: $90.00	350	73,500
Expiration: March, 2014, Exercise Price: $90.00	100	34,900
International Game Technology:
Expiration: January, 2014, Exercise Price: $18.00	500	25,000
Expiration: January, 2014, Exercise Price: $22.00	200	500
Expiration: April, 2014, Exercise Price: $18.00	100	15,250
Las Vegas Sands Corp.:
Expiration: January, 2014, Exercise Price: $72.25	699	464,835
Lockheed Martin Corp.:
Expiration: January, 2014, Exercise Price: $140.00	300	264,000
Expiration: January, 2014, Exercise Price: $145.00	300	131,700
Lorillard, Inc.:
Expiration: March, 2014, Exercise Price: $50.00	450	87,750
Expiration: March, 2014, Exercise Price: $52.50	1,042	85,444
Expiration: March, 2014, Exercise Price: $55.00	1,000	30,000
MGM Resorts International:
Expiration: January, 2014, Exercise Price: $21.00	2,371	635,428
Expiration: January, 2014, Exercise Price: $23.00	500	45,500
Expiration: February, 2014, Exercise Price: $23.00	1,500	217,500
Expiration: February, 2014, Exercise Price: $24.00	400	38,000
Expiration: March, 2014, Exercise Price: $23.00	1,000	176,000
Molson Coors Brewing Co. - Class B:
Expiration: January, 2014, Exercise Price: $52.50	250	92,500
Northrop Grumman Corp.:
Expiration: January, 2014, Exercise Price: $110.00	350	180,250
Philip Morris International Inc.:
Expiration: January, 2014, Exercise Price: $92.50	300	1,800
Raytheon Co.:
Expiration: January, 2014, Exercise Price: $85.00	15	8,790
Expiration: January, 2014, Exercise Price: $90.00	100	17,200
Expiration: February, 2014, Exercise Price: $90.00	315	94,500
Expiration: May, 2014, Exercise Price: $92.50	350	113,750
Reynolds American Inc.:
Expiration: January, 2014, Exercise Price: $52.50	1,650	8,250

Smith & Wesson Holding Corp.:
Expiration: March, 2014, Exercise Price: $13.00	1,400	159,600
Expiration: March, 2014, Exercise Price: $14.00	500	32,500
United Technologies Corp.:
Expiration: January, 2014, Exercise Price: $110.00	250	102,500
Expiration: May, 2014, Exercise Price: $115.00	200	74,000
Wynn Resorts, Ltd.:
Expiration: January, 2014, Exercise Price: $195.00	50	24,750
Expiration: February, 2014, Exercise Price: $195.00	50	34,950
Expiration: March, 2014, Exercise Price: $185.00	150	210,750
Expiration: March, 2014, Exercise Price: $195.00	50	42,500
Total Written Options (Premiums received $3,519,756)		$5,212,897

Generation Wave Growth Fund
Portfolio of Investments
December 31, 2013 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 67.2%
Accommodation & Food Services - 12.3%
Casinos, Gambling & Lotteries - 6.7%
Caesars Entertainment Corp. (a)(c)	20,000	$430,800
MGM Resorts International (a)(c)	20,000	470,400
		901,200
Restaurants & Other Eating Places - 5.6%
Yum! Brands, Inc. (c)	10,000	756,100
		1,657,300
Administrative & Support & Waste Management & Remediation Services - 3.0%
ADT Corp. (c)	10,000	404,700
		404,700
Arts, Entertainment & Recreation - 1.7%
Boyd Gaming Corp. (a)(c)	20,000	225,200
		225,200
Consumer Discretionary - 1.8%
Caesars Acquisition Co. (a)	20,000	241,200
		241,200
Information - 7.5%
T-Mobile U.S., Inc. (a)(c)	15,700	528,148
Verizon Communications, Inc. (c)	10,000	491,400
		1,019,548
Manufacturing - 29.1%
Aerospace Product & Parts Manufacturing - 7.0%
The Boeing Co. (c)	6,000	818,940
Smith & Wesson Holding Corp. (a)(c)	10,000	134,900
		953,840
Agriculture, Construction, and Mining Machinery Manufacturing - 2.9%
National Oilwell Varco, Inc. (c)	5,000	397,650
Alcoholic Beverages - 2.1%
Molson Coors Brewing Co. - Class B (c)	5,000	280,750
Grain and Oilseed Milling - 3.2%
Archer-Daniels-Midland Co. (c)	10,000	434,000
Pharmaceutical and Medicine Manufacturing - 3.4%
Johnson & Johnson (c)	5,000	457,950
Tobacco Manufacturing - 10.5%
Altria Group, Inc. (c)	10,000	383,900
Lorillard, Inc. (c)	15,000	760,200
Reynolds American Inc. (c)	5,500	274,945
		1,419,045
		3,943,235
Mining, Quarrying and Oil & Gas Extraction - 11.8%
Metal Ore Mining - 6.1%
Barrick Gold Corp. (b)	15,000	264,450
Freeport-McMoRan Copper & Gold Inc. (c)	15,000	566,100
		830,550

Oil & Gas Extraction - 2.4%
EXCO Resources, Inc.	60,000	318,600
Support Activities for Mining - 3.3%
Schlumberger Ltd. (b)(c)	5,000	450,550
		1,599,700

Total Common Stocks (Cost $8,254,697)		9,090,883

EXCHANGE TRADED FUNDS - 14.0%
ETFS Gold Trust (a)	6,000	710,160
PIMCO Total Return Exchange-Traded Fund	4,000	418,960
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	288,150
ProShares Short 20+ Year Treasury (a)	7,300	240,243
ProShares UltraShort 20+ Year Treasury (a)	3,000	237,600
Total Exchange Traded Funds (Cost $1,934,736)		1,895,113

EXCHANGE TRADED NOTES - 9.8%
ELEMENTS Linked to Rogers International Commodity Index (a)(b)	40,000	318,800
iPath Dow Jones-UBS Commodity Index Total Return ETN (a)(b)	9,000	330,750
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)	29,405	679,844
Total Exchange Traded Notes (Cost $1,329,863)		1,329,394

LIMITED PARTNERSHIP - 1.5%
United States Natural Gas Fund LP (a)	10,000	206,900
Total Limited Partnership (Cost $182,664)		206,900

RIGHT - 0.1%
Mining, Quarrying and Oil & Gas Extraction - 0.1%
EXCO Resources, Inc. (a)	60,000	9,600
Total Right (Cost $4,865)		9,600

SHORT-TERM INVESTMENTS - 15.0%
Investment Companies(1) - 8.6%
Fidelity Institutional Money Market Portfolio. 0.034%	519,685	519,685
STIT - Liquid Assets Portfolio. 0.069%	650,000	650,000
Total Investment Companies (Cost $1,169,685)		1,169,685
U.S. TREASURY BILL - 6.4%
0.062%, 3/27/2014	863,000	862,874
Total U.S. Treasury Bill (Cost $862,914)		862,874
Total Short-Term Investments (Cost $2,032,599)		2,032,559

Total Investments (Cost $13,739,424) - 107.6%		14,564,449
Liabilities in Excess of Other Assets - (7.6)%		(1,032,485)
TOTAL NET ASSETS - 100.0%		$13,531,964

(1)	These securities have fluctuating yields. The yield listed is the 7-day yield as of December 31, 2013.
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2013, the fair value of collateral is $8,770,211.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$13,739,424
Premiums on options written	259,070
Gross unrealized appreciation	1,107,390
Gross unrealized depreciation	(397,780)
Net unrealized appreciation	$709,610

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Generation Wave Growth Fund
Schedule of Options Written
December 31, 2013 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 2.8%
ADT Corp.:
Expiration: January, 2014, Exercise Price: $42.00	100	$3,000
Altria Group, Inc.:
Expiration: March, 2014, Exercise Price: $38.00	100	11,400
Archer-Daniels-Midland Co.:
Expiration: February, 2014, Exercise Price: $45.00	100	11,500
The Boeing Co.:
Expiration: January, 2014, Exercise Price: $137.00	31	4,588
Expiration: February, 2014, Exercise Price: $140.00	29	8,149
Boyd Gaming Corp.:
Expiration: February, 2014, Exercise Price: $11.00	200	18,000
Caesars Entertainment Corp.:
Expiration: January, 2014, Exercise Price: $20.00	100	21,000
Expiration: March, 2014, Exercise Price: $20.00	100	32,000
Freeport-McMoRan Copper & Gold Inc.:
Expiration: February, 2014, Exercise Price: $36.00	150	32,850
Johnson & Johnson:
Expiration: January, 2014, Exercise Price: $93.00	50	3,850
Lorillard, Inc.:
Expiration: March, 2014, Exercise Price: $52.50	150	12,300
MGM Resorts International:
Expiration: January, 2014, Exercise Price: $22.00	200	33,400
Molson Coors Brewing Co. - Class B:
Expiration: January, 2014, Exercise Price: $55.00	50	7,750
National Oilwell Varco, Inc.:
Expiration: January, 2014, Exercise Price: $78.00	50	8,150
Reynolds American Inc.:
Expiration: January, 2014, Exercise Price: $52.50	55	275
Schlumberger Ltd.:
Expiration: January, 2014, Exercise Price: $90.00	50	9,050
Smith & Wesson Holding Corp.:
Expiration: March, 2014, Exercise Price: $14.00	100	6,500
T-Mobile U.S., Inc.:
Expiration: January, 2014, Exercise Price: $28.00	157	89,490
Verizon Communications, Inc.:
Expiration: January, 2014, Exercise Price: $49.00	50	2,600
Expiration: January, 2014, Exercise Price: $49.50	45	2,340
Yum! Brands, Inc.:
Expiration: January, 2014, Exercise Price: $70.00	100	55,900
Total Written Call Options (Premiums received $243,215)		374,092

WRITTEN PUT OPTION - 0.0%
T-Mobile U.S., Inc.:
Expiration: January, 2014, Exercise Price: $22.00	157	393
Total Written Put Option (Premiums received $15,855)		393
Total Written Options (Premiums received $259,070)		$374,485

Summary of Fair Value Exposure at December 31, 2013

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Vice Fund
Common Stocks	$249,242,814	$-	$-	$249,242,814
Preferred Stock	-	-	12,925	12,925
Short-Term investment	-	1,170,003	-	1,170,003
Total*	$249,242,814	$1,170,003	$12,925	$250,425,742

Written Options	$(4,789,647)	$(423,250)	$-	$(5,212,897)

Generation Wave Growth Fund
Common Stocks	$9,090,883	$-	$-	$9,090,883
Exchange Traded Funds	1,895,113	-	-	1,895,113
Exchange Traded Notes	1,329,394	-	-	1,329,394
Limited Partnership	206,900	-	-	206,900
Right	9,600	-	-	9,600
Short-Term investments
Investment Companies	-	1,169,685	-	1,169,685
U.S. Treasury Bill	-	862,874	-	862,874
Total*	$12,531,890	$2,032,559	$-	$14,564,449

Written Options	$(356,092)	$(18,393)	$-	$(374,485)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2013:

Investments	Fair Value as of December 31, 2013	Valuation Technique	Observable Inputs
Rolls-Royce Holdings PLC	$12,925	Observable Inputs; Fair Value	Company website

The following is a reconciliation of the Vice Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2013:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2013
Fair Value as of 3/31/2013	$-
Total unrealized gain (losses) included in earnings	455
Purchases*	26,566
Sales	(14,096)
Fair Value as of 12/31/2013	$12,925

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

*One security (Rolls-Royce Holdings PLC) was purchased during the period that was classified as a Level 3 security by the Fund's management.

There were no transfers into or out of Level 1, Level 2, and Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

Summary of Derivative Exposure at December 31, 2013

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

The number of options contracts written and the premiums received by the Vice Fund during the period ended December 31, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	10,319	$982,687
Options written	101,111	11,605,869
Options exercised	(48,719)	(5,484,007)
Options expired	(27,459)	(2,585,759)
Options covered	(11,080)	(999,034)
Options outstanding, end of period	24,172	$3,519,756

The number of options contracts written and the premiums received by the Generation Wave Growth Fund during the period ended December 31, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	3,305	$273,890
Options written	16,257	1,592,910
Corporate actions	50	-
Options exercised	(8,883)	(860,990)
Options expired	(5,516)	(490,965)
Options covered	(3,089)	(255,775)
Options outstanding, end of period	2,124	$259,070

The number of options contracts purchased and the premiums paid by the Vice Fund during the period ended December 31, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	200	$21,510
Options purchased	75	3,568
Options sold	(200)	(21,510)
Options exercised	(75)	(3,568)
Options outstanding, end of period	-	$-

The number of options contracts purchased and the premiums paid by the Generation Wave Growth Fund during the period ended December 31, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	-	$-
Options purchased	2,031	421,267
Options sold	(1,273)	(297,153)
Options expired	(758)	(124,114)
Options outstanding, end of period	-	$-

The following is a summary of the fair value of derivative instruments as of December 31, 2013:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options -	$(5,212,897)
equity contracts

Liability Derivatives
Generation Wave Growth Fund
Written Options -	$(374,485)
equity contracts

The following is a summary of the effect of derivative investments as of December 31, 2013:

Realized Gain (Loss)
Derivative Investment Type	on Options
Vice Fund
Written Options -	$2,169,684
equity contracts

Purchased Options –	$(5,360)
equity contracts

Generation Wave Growth Fund
Written Options -	$517,517
equity contracts

Purchased Options –	$(104,028)
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Vice Fund
Written Options -	$(1,556,664)
equity contracts

Purchased Options –	$3,310
equity contracts

Generation Wave Growth Fund
Written Options -	$50,070
equity contracts

Purchased Options -	$-
equity contracts

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By      Jerry Szilagyi
           Jerry Szilagyi, President

Date    February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      Jerry Szilagyi
           Jerry Szilagyi, President

Date    February 28, 2014

By      Gerald Sullivan
           Gerald Sullivan, Treasurer

Date    February 26, 2014